Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Statement of Cash Flow [Abstract]
Summary of Change in Cash Flow Information

Changes in non-cash working capital:	December 31, 2024	December 31, 2023

Accounts receivable and other	$(12,032)	$(29,337)
Inventories	(29,380)	(33,566)
Accounts payable and accrued liabilities	51,601	34,621
	$10,189	$(28,282)